N-2 - $ / shares		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Cover [Abstract]
Entity Central Index Key		0000065433
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		THE MEXICO FUND, INC.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. Capital Stock:

On April 30, 2026, there were 150,000,000 shares of $1.00 par value common stock authorized, of which 14,420,065 shares were outstanding.

The Fund offers a Distribution Reinvestment and Stock Purchase Plan (the “Plan”) to its stockholders. Fund stockholders are automatically enrolled as participants in the Plan unless they notify the Fund’s transfer agent otherwise. During the six months ended April 30, 2026, the Fund did not issue shares under the Plan.

The Board has authorized the Fund to repurchase up to 10% of the Fund’s outstanding common stock in open market transactions during any 12-month period if and when Fund shares trade at a price that is at a discount of at least 10% to NAV. During the six months ended April 30, 2026, the Fund did not repurchase Fund shares in the open market.

Document Period End Date		Apr. 30, 2026
Common Stock [Member]
General Description of Registrant [Abstract]
Share Price	$ 21.14	$ 21.14	$ 19.39	$ 14.01	$ 15.10	$ 14.14	$ 14.97
NAV Per Share	$ 24.65	$ 24.65	$ 22.02	$ 17.61	$ 18.97	$ 17.62	$ 17.40	$ 12.66
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	150,000,000
Outstanding Security, Not Held [Shares]	14,420,065